                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07377

Morgan Stanley Capital Opportunities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)            (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: November 30, 2006

Date of reporting period: February 28, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY CAPITAL OPPORTUNITIES TRUST
PORTFOLIO OF INVESTMENTS      FEBRUARY 28, 2006  (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------

     NUMBER OF
      SHARES                                                                                                    VALUE
--------------------                                                                                     --------------------
                              COMMON STOCKS (98.8%)
                              Advertising/Marketing Services (3.5%)
            162,800           Getty Images, Inc.*                                                                $13,191,684
                                                                                                         --------------------

                              Air Freight/Couriers (4.3%)
            178,900           C.H. Robinson Worldwide, Inc.                                                        8,018,298
            102,000           Expeditors International of Washington, Inc.                                         7,934,580
                                                                                                         --------------------
                                                                                                                  15,952,878
                                                                                                         --------------------
                              Casino/Gaming (2.7%)
            146,500           Station Casinos, Inc.                                                               10,027,925
                                                                                                         --------------------

                              Chemicals: Agricultural (4.3%)
            190,530           Monsanto Co.                                                                        15,981,656
                                                                                                         --------------------

                              Discount Stores (7.2%)
            299,500           Costco Wholesale Corp.                                                              15,358,360
             93,500           Sears Holdings Corp.*                                                               11,262,075
                                                                                                         --------------------
                                                                                                                  26,620,435
                                                                                                         --------------------
                              Electronic Production Equipment (1.6%)
            194,100           Tessera Technologies, Inc.*                                                          6,061,743
                                                                                                         --------------------

                              Financial Conglomerates (4.4%)
            297,800           Brookfield Asset Mangemnet, Inc. (Class A) (Canada)                                 16,295,616
                                                                                                         --------------------

                              Gas Distributors (1.4%)
             70,700           Questar Corp.                                                                        5,178,775
                                                                                                         --------------------

                              Home Building (3.1%)
            165,300           Desarrolladora Homex S.A. de C.V. (ADR) (Mexico)*                                    5,681,361
              7,694           NVR, Inc.*                                                                           5,793,582
                                                                                                         --------------------
                                                                                                                  11,474,943
                                                                                                         --------------------
                              Hotels/Resorts/Cruiselines (3.0%)
            217,000           Carnival Corp. (Panama)                                                             11,208,050
                                                                                                         --------------------

                              Internet Retail (1.5%)
            150,600           Amazon.com, Inc.*                                                                    5,645,994
                                                                                                         --------------------

                              Internet Software/Services (8.5%)
             51,600           Google, Inc. (Class A)*                                                             18,711,192
            404,800           Yahoo!, Inc.*                                                                       12,977,888
                                                                                                         --------------------
                                                                                                                  31,689,080
                                                                                                         --------------------
                              Investment Banks/Brokers (5.3%)
             19,590           Chicago Mercantile Exchange (The)                                                    8,337,504
            173,194           Greenhill & Co., Inc.                                                               11,309,568
                                                                                                         --------------------
                                                                                                                  19,647,072
                                                                                                         --------------------
                              Medical Specialties (2.1%)
            212,400           Dade Behring Holdings, Inc.                                                          7,748,352
                                                                                                         --------------------

                              Miscellaneous Commercial Services (7.1%)
            202,450           Corporate Executive Board Co. (The)                                                 20,245,000
            138,794           Iron Mountain, Inc.*                                                                 6,065,298
                                                                                                         --------------------
                                                                                                                  26,310,298
                                                                                                         --------------------
                              Motor Vehicles (1.3%)
             95,100           Harley-Davidson, Inc.                                                                4,993,701
                                                                                                         --------------------

                              Oil & Gas Production (8.6%)
            157,238           Southwestern Energy Co.*                                                             5,045,767
            521,780           Ultra Petroleum Corp. (Canada)*                                                     27,153,431
                                                                                                         --------------------
                                                                                                                  32,199,198
                                                                                                         --------------------
                              Other Consumer Services (6.6%)
            443,600           eBay, Inc.*                                                                         17,770,616
             19,668           HomeStore, Inc.*                                                                       122,335
             68,900           Strayer Education, Inc.                                                              6,637,137
                                                                                                         --------------------
                                                                                                                  24,530,088
                                                                                                         --------------------
                              Packaged Software (3.0%)
            199,800           Red Hat, Inc.*                                                                       5,368,626
            169,400           Salesforce.com, Inc.*                                                                5,903,590
                                                                                                         --------------------
                                                                                                                  11,272,216
                                                                                                         --------------------
                              Personnel Services (2.1%)
            160,300           Monster Worldwide, Inc.*                                                             7,848,288
                                                                                                         --------------------

                              Property - Casualty Insurers (3.6%)
              4,617           Berkshire Hathaway, Inc. (Class B)*                                                 13,333,896
                                                                                                         --------------------

                              Recreational Products (2.3%)
            165,500           Electronic Arts, Inc.*                                                               8,601,035
                                                                                                         --------------------

                              Restaurants (1.3%)
            102,335           P.F. Chang's China Bistro, Inc.*                                                     4,946,874
                                                                                                         --------------------

                              Semiconductors (1.6%)
             96,000           Marvell Technology Group, Ltd. (Bermuda)*                                            5,877,120
                                                                                                         --------------------

                              Services to the Health Industry (2.2%)
            136,461           Stericycle, Inc.*                                                                    8,249,068
                                                                                                         --------------------

                              Specialty Telecommunications (2.6%)
            310,226           Crown Castle International Corp.*                                                    9,725,585
                                                                                                         --------------------

                              Wireless Telecommunications (3.6%)
            385,200           America Movil S.A. de C.V. (Series L) (ADR) (Mexico)                                13,377,996
                                                                                                         --------------------

                              TOTAL COMMON STOCKS
                                (Cost $281,364,070)                                                              367,989,566
                                                                                                         --------------------
     PRINCIPAL
     AMOUNT IN
     THOUSANDS
--------------------
                              SHORT-TERM INVESTMENT (1.2%)
                              REPURCHASE AGREEMENT
             $4,614           Joint repurchase agreement account 4.555%
                              due 03/01/06 (dated 2/28/06;
                              proceeds $4,614,584) (a) (Cost $ 4,614,000)                                          4,614,000
                                                                                                         --------------------

                              TOTAL INVESTMENTS
                                (Cost $285,978,070) (b)                                      100.0%              372,603,566
                              LIABILITIES IN EXCESS OF OTHER ASSETS                           (0.0)                   (5,896)
                                                                                            ----------   --------------------
                              NET ASSETS                                                     100.0%             $372,597,670
                                                                                            ==========   ====================

----------------------------------
    ADR      American Depositary Receipt.
      *      Non-income producing security.
    (a)      Collateralized by federal agency and U.S. Treasury obligations.
    (b)      The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross
             unrealized appreciation is $91,890,446 and the aggregate gross unrealized depreciation is $5,264,950, resulting in net unrealized appreciation of $86,625,496.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Capital Opportunities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2006

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Capital
     Opportunities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: April 19, 2006

                                            /s/ Ronald E. Robison
                                            Ronald E. Robison
                                            Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Capital
     Opportunities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: April 19, 2006

                                                /s/ Francis Smith
                                                Francis Smith
                                                Principal Financial Officer

                                       5